Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Securitizations and Variable Interest Entities
36.	Securitizations and Variable Interest Entities

The Group securitizes sells and services corporate loans, credit card receivables, mortgage and student loans. In certain situations, the Group also provides liquidity guarantees to investors in the form of beneficial interests and standby letters of credit as discussed in Note 31.

The Group recognized net gain (loss) of (Won)1,196 million, (Won)42,878 million, and (Won)(38,235) million in 2008, 2009, and 2010, respectively, related to securitizations and sale of loans in which the Group has surrendered control.

The Group may, in the normal course of its business, provide various products and services to various entities which may be deemed to be variable interest entities such as asset-backed securitization of performing and/or non-performing loans, various investment funds, guaranteed trusts and SPEs created for structured financing. The Group may provide liquidity facilities, may be a party to derivative contracts with VIEs, may provide loss enhancement in the form of credit and other guarantees to the VIEs, may be the investment manager and may also have an ownership interest or other investment in certain VIEs. In general, the investors in the obligations of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to the Group, except where the Group has provided a guarantee to the investors or is the counterparty to a derivative transaction involving the VIE.

On December 31, 2008, the Group adopted FSP FAS 140-4 and FIN 46(R)-8, coded as ASC 810 and ASC 860, which requires additional disclosures about its involvement with consolidated and unconsolidated VIEs and expanded the population of VIEs to be disclosed. For example, an unconsolidated vehicle that was sponsored by the Group is now included in the disclosures because the Group has a variable interest in the vehicle, even though that interest is not a significant variable interest. The following disclosures incorporate these requirements.

In accordance with the new consolidation guidance effective January 1, 2010, the Group determined that it was the primary beneficiary of a VIE if the Group has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result of this change in accounting, the Group consolidated certain VIEs that were unconsolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in shareholder’s equity by (Won)11,924 million. Total assets and total liabilities increased by (Won)4,019,736 million and (Won)4,031,660 million, respectively, as of January 1, 2010. The Group takes into account all of its involvement with a VIE in identifying variable interests (explicit or implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures under ASC 810.

The following table presents the net incremental impact of this accounting change on the Group’s consolidated balance sheet.

	Ending Balance Sheet December 31, 2009		Net Increase (Decrease)		Beginning Balance Sheet January 1, 2010
	(in millions of Won)
Assets
Cash and cash equivalents	(Won)	4,363,125	(Won)	5,319	(Won)	4,368,444
Restricted cash		7,973,917		—		7,973,917
Interest-bearing deposits		2,164,004		296,624		2,460,628
Call loans and securities purchased under resale agreements		1,346,244		—		1,346,244
Trading assets		11,297,076		1,915,141		13,212,217
Securities:
Available-for-sale securities		27,611,895		132,449		27,744,344
Held-to-maturity securities		12,793,618		—		12,793,618
Loans		165,593,546		1,593,691		167,187,237
Customers’ liability on acceptances		2,780,290		—		2,780,290
Premises and equipment, net		2,437,014		—		2,437,014
Intangible assets		1,266,604		—		1,266,604
Goodwill		3,805,422		—		3,805,422
Security deposits		1,323,666		—		1,323,666
Other assets		10,153,495		76,512		10,230,007

Total Assets	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Liabilities and equity
Liabilities
Deposits:
Interest-bearing	(Won)	140,808,902	(Won)	3,495,532	(Won)	144,304,434
Non-interest-bearing		2,889,587		—		2,889,587
Trading liabilities		4,565,034		62,933		4,627,967
Acceptances outstanding		2,780,290		—		2,780,290
Short-term borrowings		9,714,857		(459,683)		9,255,174
Secured borrowings		7,944,390		691,365		8,635,755
Long-term debt		44,794,981		930		44,795,911
Future policy benefits		8,310,238		—		8,310,238
Accrued expenses and other liabilities		12,552,247		240,583		12,792,830

Total Liabilities	(Won)	234,360,526	(Won)	4,031,660	(Won)	238,392,186

Equity		20,549,390		(11,924)		20,537,466

Total liabilities and equity	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

The Group consolidated its Guaranteed Fixed Rate Money Trusts and Guaranteed Principal Money Trusts because the Group was deemed to be the primary beneficiary. These trusts were constructed by the Group and it would absorb losses or the right to receive benefits of the trusts by providing a guarantee of the principal and/or a fixed rate of return on the principal amount in trust. The Group did not consolidate its performance-based trusts because the Group was not the primary beneficiary.

The following table presents the carrying amounts and classification of assets and liabilities of VIEs which have been consolidated by the Group at December 31:

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts		Total
	(in millions of Won)
December 31, 2009
Consolidated Assets
Loans	(Won)	5,857,865	(Won)	99,124	(Won)	141	(Won)	5,957,130
Securities		1,939,535		1,606,396		1,368		3,547,299
Other assets		422,529		371,661		1,656		795,846

Total Assets(1)	(Won)	8,219,929	(Won)	2,077,181	(Won)	3,165	(Won)	10,300,275

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,746,732	(Won)	359,076	(Won)	5,527	(Won)	5,111,335

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts & Guaranteed Principal Money Trusts		Total
	(in millions of Won)
December 31, 2010
Consolidated Assets
Loans	(Won)	7,817,754	(Won)	39,843	(Won)	528,015	(Won)	8,385,612
Securities		1,729,766		828,718		241		2,558,725
Other assets		675,081		110,664		2,572,349		3,358,094

Total Assets(1)	(Won)	10,222,601	(Won)	979,225	(Won)	3,100,605	(Won)	14,302,431

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,853,989	(Won)	56,758	(Won)	3,659,102	(Won)	8,569,849

Note:

(1)	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.

In addition to the VIEs that are consolidated in accordance with ASC 810-10 (formerly FIN 46(R)), the Group has significant variable interests in certain other VIEs that are not consolidated because the Group is not the primary beneficiary. These VIEs are managed by other third parties or other entities have an obligation to absorb losses or the right to receive benefits could potentially be significant to the VIE. These VIEs facilitate client transactions, and the Group provides the VIEs with administration services and liquidity. The transactions with these VIEs are conducted at an arm’s length, and individual credit decisions are based upon the analysis of the specific VIE, taking into consideration the quality of the underlying assets. The Group records and reports these transactions with the VIEs similar to any other third party transactions.

The following table presents the aggregated total assets of VIEs where the Group holds a significant variable interest or is a sponsor that holds a variable interest in a VIE, but is not the VIE’s primary beneficiary, and the Group’s maximum exposure to loss as a result of its involvement with the VIEs, and the carrying amount and classification of the assets and liabilities in the Group’s balance sheets that relate to the Group’s variable interest in the VIEs at December 31:

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Guaranteed Principal Money Trusts & Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2009
Maximum exposure to loss(1)	(Won)	5,684,514	(Won)	9,179,376	(Won)	803,815	(Won)	3,480,492	(Won)	443,435	(Won)	19,591,632
Total assets of VIEs		16,629,900		33,698,441		8,796,449		3,700,384		11,750,970		74,576,144

On-Balance Sheet Assets
Loans	(Won)	1,597,388	(Won)	7,084,670	(Won)	—	(Won)	—	(Won)	254,618	(Won)	8,936,676
Securities		601,086		185,236		724,527		—		72,006		1,582,855
Other assets		75,501		1,490		—		—		1,447		78,438

Total	(Won)	2,273,975	(Won)	7,271,396	(Won)	724,527	(Won)	—	(Won)	328,071	(Won)	10,597,969

On-Balance Sheet Liabilities	(Won)	3,883	(Won)	516	(Won)	—	(Won)	—	(Won)	873	(Won)	5,272

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2010
Liquidity arrangements	(Won)	1,494,752	(Won)	7,362,491	(Won)	173,854	(Won)	—	(Won)	364,418	(Won)	9,395,515
Obligations to purchase assets		94,617		—		—		—		—		94,617
others		530,250		78,165		693,693		—		35,812,855		37,114,963
Maximum exposure to loss(1)	(Won)	2,119,619	(Won)	7,440,656	(Won)	867,547	(Won)	—	(Won)	36,177,273	(Won)	46,605,095
Total assets of VIEs	(Won)	11,668,703	(Won)	29,862,778	(Won)	10,529,556	(Won)	—	(Won)	10,140,907	(Won)	62,201,944

Total Liabilities of VIEs	(Won)	5,828,653	(Won)	24,185,818	(Won)	386,846	(Won)	—	(Won)	5,696,147	(Won)	36,097,464

On-Balance Sheet Assets
Loans	(Won)	426,063	(Won)	5,831,434	(Won)	—	(Won)	—	(Won)	247,196	(Won)	6,504,693
Securities		450,573		104,529		770,036		—		48,308		1,373,446
Other assets		6		—		—		—		972		978

Total	(Won)	876,642	(Won)	5,935,963	(Won)	770,036	(Won)	—	(Won)	296,476	(Won)	7,879,117

On-Balance Sheet Liabilities	(Won)	1,282	(Won)	1,415	(Won)	—	(Won)	—	(Won)	1,105	(Won)	3,802

Note:

(1)

The Group’s maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group’s balance sheet that relate to the Group’s variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group’s variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.

As these maximum exposures to loss expire without being drawn, the total variable interest in these VIEs is not, in the Group’s view, representative of the Group’s actual future funding requirement.